FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2023
FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS [Abstract]
Schedule of Recurring Fair Value Measurements
Recurring fair value measurements using the indicated inputs:

Details	December 31, 2023	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Privately held companies	6,780	-	-	6,780
Marketable securities held for sale	184,960	-	184,960	-
Foreign exchange forward and cylinders - net asset position	1,394	-	1,394	-
	$193,134	$-	$186,354	$6,780

Details	December 31, 2022	Quoted prices in active market (Level 1)	Significant other observable inputs (Level 2)	Significant unobservable inputs (Level 3)
Cross-currency swap - net asset position	$1,685	$-	$1,685	$-
Privately held companies	6,720	-	-	6,720
Marketable securities held for sale	169,694	-	169,694	-
Foreign exchange forward and cylinders - net liability position	(6,947)	-	(6,947)	-
	$171,152	$-	$164,432	$6,720

Schedule of Marketable Securities
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2023:

Details	Amortized Cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$166,356	$2,015	$(7,117)	$161,254
Government bonds	22,470	73	(87)	22,456
	$188,826	$2,088	$(7,204)	$183,710

* Excluding accrued interest of $1,250.
The following table summarizes amortized costs, gross unrealized gains and losses and estimated fair values of available-for-sale marketable securities as of December 31, 2022:

Details	Amortized Cost (*)	Gross unrealized gains	Gross unrealized losses	Estimated fair value
Corporate bonds	$158,089	$535	$(11,656)	$146,968
Government bonds	22,686	-	(1,130)	21,556
Municipal bonds	472	-	(8)	464
	$181,247	$535	$(12,794)	$168,988

* Excluding accrued interest of $706.

Schedule of Maturities of Marketable Securities
The scheduled maturities of available-for-sale marketable securities as of December 31, 2023, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$31,075	$30,938
Due within 2-5 years	134,256	130,271
Due after 5 years	23,495	22,501
	$188,826	$183,710

The scheduled maturities of available-for-sale marketable securities as of December 31, 2022, were as follows:

Details	Amortized Cost	Estimated fair value
Due within one year	$78,855	$75,365
Due within 2-5 years	98,034	89,943
Due after 5 years	4,358	3,680
	$181,247	$168,988

Schedule of Investments with Continuous Unrealized Losses
Investments with continuous unrealized losses for less than twelve months and for twelve months or more and their related fair values as of December 31, 2023 and December 31, 2022, were as indicated in the following tables:

	December 31, 2023
	Investments with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$49,843	$(3,073)	$67,167	$(4,044)	$117,010	$(7,117)
Government bonds	3,299	(2)	5,404	(85)	8,703	(87)
Total	$53,142	$(3,075)	$72,571	$(4,129)	$125,713	$(7,204)

	December 31, 2022
	Investments with continuous unrealized losses for less than twelve months		Investments with continuous unrealized losses for twelve months or more		Total investments with continuous unrealized losses
Details	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Corporate bonds	$57,388	$(3,160)	$87,065	$(8,496)	$144,453	$(11,656)
Government bonds	11,193	(319)	10,363	(811)	21,556	(1,130)
Municipal bonds	-	-	464	(8)	464	(8)
Total	$68,581	$(3,479)	$97,892	$(9,315)	$166,473	$(12,794)